Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 409,461	$ 304,481	$ 279,857
Costs and expenses:
Cost of goods sold	288,108	212,965	190,634
Insurance recovery for business interruption - Note N		(637)
Selling, general and administrative expenses	69,989	63,071	54,136
Research and development expenses	23,222	20,918	19,990
Restructuring and impairment charge - Note P	10,455	3,437	2,389
Gain on sale-leaseback - Note O		(10,334)
Operating earnings	17,687	15,061	12,708
Other (expense)/income:
Interest expense	(3,264)	(2,569)	(2,106)
Interest income	1,901	1,720	1,255
Other	1,739	232	459
Total other income/(expense)	376	(617)	(392)
Earnings from continuing operations before income taxes	18,063	14,444	12,316
Income tax expense - Note K	16,066	952	1,053
Earnings from continuing operations	1,997	13,492	11,263
Discontinued operations
(Loss)/earnings from discontinued operations (net of tax benefit of $162, net of tax of $5,657 and $4,317)	(778)	6,841	9,704
Loss on sale of EMS operations (net of tax of $3,923)	(5,148)
(Loss)/earnings from discontinued operations	(5,926)	6,841	9,704
Net (loss)/earnings	$ (3,929)	$ 20,333	$ 20,967
Basic
Continuing operations	$ 0.06	$ 0.40	$ 0.33
Discontinued operations	$ (0.18)	$ 0.20	$ 0.28
Net (loss)/earnings attributable to CTS Corporation	$ (0.12)	$ 0.60	$ 0.61
Diluted
Continuing operations	$ 0.06	$ 0.39	$ 0.32
Discontinued operations	$ (0.18)	$ 0.20	$ 0.28
Net (loss)/earnings attributable to CTS Corporation	$ (0.12)	$ 0.59	$ 0.60